Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Lease Arrangements [Abstract]
Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases
2012	$19,797
2013	14,995
2014	12,030
2015	9,725
2016	5,155
Thereafter	2,146
Total minimum rental payments	63,848
Less: minimum sublease rentals	(69)
Net minimum rental payments	$63,779

Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations

	For the Years Ended December 31,
	2011	2010	2009
Total rental payments	$22,199	$21,777	$21,219
Less sublease rentals	(170)	(237)	(270)
Net rental expense	$22,029	$21,540	$20,949